Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT:
    PP&E are comprised of the following:

	2021
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$35.2	$12.0	$23.2
Buildings including improvements	383.5	228.0	155.5
Machinery and equipment	739.7	579.7	160.0
	$1,158.4	$819.7	$338.7

	2022
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$34.2	$12.0	$22.2
Buildings including improvements	374.6	235.5	139.1
Machinery and equipment	808.2	598.0	210.2
	$1,217.0	$845.5	$371.5
The following table details the changes to the net book value of PP&E for the years indicated:

	Note	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2021		$24.2	$150.4	$157.9	$332.5
Additions		—	11.0	47.2	58.2
Acquisitions through business combinations	3	—	17.8	5.0	22.8
Depreciation		—	(22.0)	(46.8)	(68.8)
Write-down of assets and other disposals(i)		—	(0.8)	(3.1)	(3.9)
Foreign exchange and other		(1.0)	(0.9)	(0.2)	(2.1)
Balance — December 31, 2021		23.2	155.5	160.0	338.7
Additions		—	16.5	99.7	116.2
Depreciation		—	(22.1)	(47.1)	(69.2)
Write-down of assets and other disposals (i)(ii)		—	(10.1)	(2.0)	(12.1)
Foreign exchange and other		(1.0)	(0.7)	(0.4)	(2.1)
Balance — December 31, 2022		$22.2	$139.1	$210.2	$371.5
(i)    Includes write-downs of equipment related to disengaged programs in 2021 and 2022 (recorded in each case as restructuring charges), as described in note 15(a).
(ii)    Includes the disposal of a building located in Asia ($8.1, attributable to our CCS segment).

We review the carrying amount of PP&E for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of such assets (or the related CGU or CGUs) may not be recoverable. If any such indication exists, we test the carrying amount of such assets or CGUs for impairment. We did not identify any triggering event during the course of 2020 through 2022 indicating that the carrying amount of such assets or related CGUs may not be recoverable. The accounting treatment of a building and equipment destroyed in a fire event in June 2022 is described in notes 15 and 26.